Schedule I-Condensed Financial Information of the Parent Company (Details) - Schedule I-Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) operating activities	$ (769,797)	$ (141,836)	$ (312,155)
Net cash (used in) investing activities	(9,457,764)
Net cash provided by (used in) financing activities	13,783,523	(46,704)	511,171
Net (decrease) increase (decrease) in cash	3,555,962	(188,540)	199,016
Cash at the beginning of the year	10,476	199,016
Cash at the end of the year	$ 3,566,438	$ 10,476	$ 199,016